RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial instruments disclosures narrative (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 COP ($)
Disclosure of financial instruments by type of interest rate [line items]
Reclassification adjustments for amounts recognized in net income	$ 148,000,000	$ 43,000,000	$ (39,000,000)
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Gains (losses) related to derivative contracts reclassified from OCI to revenues	(146,000,000)	25,000,000	55,000,000
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	(37,000,000)	(72,000,000)	19,000,000
Reclassification adjustments for amounts recognized in net income	(146,000,000)	(37,000,000)	(55,000,000)
Loss on hedge ineffectiveness	18,000,000	7,000,000	(2,000,000)
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	50,000,000	(41,000,000)	(34,000,000)
Reclassification adjustments for amounts recognized in net income	(2,000,000)	(18,000,000)	(12,000,000)
Notional amount	$ 803,000,000	$ 558,000,000		$ 349	€ 1,315	£ 296	$ 157	$ 377	€ 1,572	£ 0	$ 141
Derivative, average fixed interest rates	2.90%	1.50%		2.90%	2.90%	2.90%	2.90%	1.50%	1.50%	1.50%	1.50%
Change in value of hedged item used to determine hedge effectiveness	$ 5,000,000	$ (17,000,000)	2,000,000
Interest rate swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	3,621,000,000	3,437,000,000
Interest rate swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	701,000,000	789,000,000
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	0	0	$ 0
Notional amount	104,000,000	6,000,000
Foreign exchange swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	3,669,000,000	2,701,000,000
Foreign exchange swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 1,804,000,000	$ 561,000,000